                     CLASS A, CLASS B AND CLASS C SHARES OF

                            AIM EUROLAND GROWTH FUND

                          Supplement dated May 1, 2002
                       to the Prospectus dated May 1, 2002


The Securities and Exchange Commission ("SEC") has adopted a rule that generally requires mutual funds that have names suggesting a focus in a particular type of investment, industry or geographic region to invest at least 80% of their assets in such investment, industry or geographic region. In accordance with the requirements of this new SEC rule and the underlying statutory purposes of the new rule, the Board of Trustees of the fund has approved the changes to the fund's investment strategies described in this supplement.

The following information replaces in its entirety the second paragraph under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "The fund seeks to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of companies in European countries that are members of the European Economic and Monetary Union ("EMU"). In complying with this 80% investment requirement, the fund will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. European countries that are members of EMU are designated as the fund's primary investment area. The fund typically considers a company to be domiciled in a particular country if it (1) is organized under the laws of a particular country or has its principal office in a particular country; or (2) derives 50% or more of its total revenues from business in that country, provided that, in the view of the portfolio manager, the value of the issuer's securities tends to reflect such country's development to a greater extent than developments elsewhere."

The following information replaces in its entirety the third paragraph under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "The fund invests at least 65% of its total assets in equity securities of large cap companies, i.e. companies with market caps within the range of market caps of companies in the top 50% of the Morgan Stanley Capital International EMU Index at the time of purchase."

The following information replaces in its entirety the fourth paragraph under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "The fund may invest up to 20% of its net assets in equity securities of companies in developed countries outside of European countries that are members of EMU or in investment-grade debt securities, or securities deemed by the portfolio managers to be of comparable quality. Any percentage limitations with respect to assets of the fund are applied at the time of purchase."

The following information replaces in its entirety the sixth paragraph under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash or the following liquid assets: money market instruments, shares of affiliated money market funds or high-quality debt obligations. As a result, the fund may not achieve its investment objective. For cash management purposes, the fund may also hold a portion of its assets in cash or such liquid assets."

The changes noted above become effective July 1, 2002.

                     CLASS A, CLASS B AND CLASS C SHARES OF

                             AIM MID CAP EQUITY FUND

                          Supplement dated May 1, 2002
                       to the Prospectus dated May 1, 2002

The Securities and Exchange Commission ("SEC") has adopted a rule that generally requires mutual funds that have names suggesting a focus in a particular type of investment, industry or geographic region to invest at least 80% of their assets in such investment, industry or geographic region. In accordance with the requirements of this new SEC rule and the underlying statutory purposes of the new rule, the Board of Trustees of the fund has approved the changes to the fund's investment strategies described in this supplement.

At a meeting held on February 7, 2002, the Board of Trustees of AIM Growth Series, on behalf of AIM Mid Cap Equity Fund, voted to change the fund's name to "AIM Mid Cap Core Equity Fund."

The Board of Trustees also approved the following changes to the fund's investment strategies:

The following information replaces in its entirety the second paragraph under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "The fund seeks to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, including convertible securities, of mid-cap companies. In complying with this 80% investment requirement, the fund's investments may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The fund considers a company to be a mid-cap company if it has a market capitalization, at the time of purchase, within the range of market capitalizations of companies included in the Russell Midcap(TM) Index. The Russell Midcap Index measures the performance of the 800 companies in the Russell 1000(R) Index with the lowest market capitalization. These companies are considered representative of medium-sized companies."

The following information replaces in its entirety the third paragraph under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "The fund may invest up to 20% of its net assets in equity securities of companies in other market capitalization ranges or in investment-grade debt securities. The fund may also invest up to 25% of its total assets in foreign securities. For risk management purposes, the fund may hold a portion of its assets in cash or the following liquid assets: money market instruments, shares of affiliated money market funds, or high quality debt instruments. Any percentage limitations with respect to assets of the fund are applied at the time of purchase."

The following information replaces in its entirety the fifth paragraph under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash or liquid assets. A larger position in cash or liquid assets could detract from the fund's objective, but could also reduce the fund's exposure in the event of a market downturn. For cash management purposes, the fund may also hold a portion of its assets in cash or liquid assets."

The following sentence replaces in its entirety the fourth paragraph under the heading "PRINCIPAL RISKS OF INVESTING IN THE FUND":

         "To the extent the fund holds cash or liquid assets rather than equity securities for risk management, the fund may not achieve its investment objective."

The changes noted above become effective July 1, 2002.

                     CLASS A, CLASS B AND CLASS C SHARES OF

                            AIM SMALL CAP GROWTH FUND

                          Supplement dated May 1, 2002
                       to the Prospectus dated May 1, 2002


The Securities and Exchange Commission ("SEC") has adopted a rule that generally requires mutual funds that have names suggesting a focus in a particular type of investment, industry or geographic region to invest at least 80% of their assets in such investment, industry or geographic region. In accordance with the requirements of this new SEC rule and the underlying statutory purposes of the new rule, the Board of Trustees of the fund has approved the changes to the fund's investment strategies described in this supplement.

The following information replaces in its entirety the second paragraph under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "The fund seeks to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of small-cap companies. In complying with this 80% investment requirement, the fund will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The fund considers a company to be a small-cap company if it has a market capitalization, at the time of purchase, within the range of market capitalizations of companies included in the Russell 2000(R) Index. The Russell 2000 Index is a widely recognized, unmanaged index of common stocks that measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization."

The following information replaces the first sentence of the third paragraph under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "The fund may also invest up to 20% of its net assets in equity securities of issuers that have market capitalizations, at the time of purchase, outside of the range of market capitalizations of companies included in the Russell 2000(R) Index, and in investment-grade non-convertible debt securities, U.S. government securities and high-quality money market instruments."

The following information replaces in its entirety the fifth paragraph under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash or the following liquid assets: money market instruments, shares of affiliated money market funds or high-quality debt obligations. As a result, the fund may not achieve its investment objective. For cash management purposes, the fund may also hold a portion of its assets in cash or such liquid assets."

The changes noted above become effective July 1, 2002.

                              AIM BASIC VALUE FUND
                            AIM EUROLAND GROWTH FUND
                             AIM MID CAP EQUITY FUND
                            AIM SMALL CAP GROWTH FUND

                    (SERIES PORTFOLIOS OF AIM GROWTH SERIES)

                       Supplement dated May 1, 2002 to the
              Statement of Additional Information dated May 1, 2002


The Securities and Exchange Commission ("SEC") has adopted a rule that generally requires mutual funds with names suggesting a focus in a particular type of investment, industry or geographic region to invest at least 80% of their assets in such investment, industry or geographic region. In accordance with the requirements of this new SEC rule and the underlying statutory purposes of the rule, the Board of Trustees has approved the changes described in this supplement.

At a meeting held on February 7, 2002, the Board of Trustees of AIM Growth Series, on behalf of AIM Mid Cap Equity Fund, voted to change the fund's name to "AIM Mid Cap Core Equity Fund".

The Board of Trustees also approved the following new non-fundamental policies:

   o "AIM Euroland Growth Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of companies in European countries that are members of the European Economic and Monetary Union. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions."

   o "AIM Mid Cap Core Equity Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, including convertible securities, of mid-cap companies. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions."

   o "AIM Small Cap Growth Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of small-cap companies. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions."

The changes noted above become effective July 1, 2002.

                            INSTITUTIONAL CLASSES OF

                              AIM BASIC VALUE FUND
                             AIM MID CAP EQUITY FUND
                            AIM SMALL CAP GROWTH FUND

                          Supplement dated May 1, 2002
                       to the Prospectus dated May 1, 2002


The Securities and Exchange Commission ("SEC") has adopted a rule that generally requires mutual funds that have names suggesting a focus in a particular type of investment, industry or geographic region to invest at least 80% of their assets in such investment, industry or geographic region. In accordance with the requirements of this new SEC rule and the underlying statutory purposes of the new rule, the Board of Trustees of AIM Mid Cap Equity Fund and AIM Small Cap Growth Fund has approved the changes to each fund's investment strategies described in this supplement.

AIM MID CAP EQUITY FUND

At a meeting held on February 7, 2002, the Board of Trustees of AIM Growth Series, on behalf of AIM Mid Cap Equity Fund, voted to change the fund's name to "AIM Mid Cap Core Equity Fund."

The Board of Trustees also approved the following changes to the fund's investment strategies:

The following information replaces in its entirety the second paragraph under the heading "INVESTMENT OBJECTIVE AND STRATEGIES - AIM MID CAP EQUITY FUND (MID CAP EQUITY)":

         "The fund seeks to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, including convertible securities, of mid-cap companies. In complying with this 80% investment requirement, the fund's investments may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The fund considers a company to be a mid-cap company if it has a market capitalization, at the time of purchase, within the range of market capitalizations of companies included in the Russell Midcap(TM) Index. The Russell Midcap Index measures the performance of the 800 companies in the Russell 1000(R) Index with the lowest market capitalization. These companies are considered representative of medium-sized companies."

The following information replaces in its entirety the third paragraph under the heading "INVESTMENT OBJECTIVE AND STRATEGIES - AIM MID CAP EQUITY FUND (MID CAP EQUITY)":

         "The fund may invest up to 20% of its net assets in equity securities of companies in other market capitalization ranges or in investment-grade debt securities. The fund may also invest up to 25% of its total assets in foreign securities. For risk management purposes, the fund may hold a portion of its assets in cash or the following liquid assets: money market instruments, shares of affiliated money market funds, or high quality debt instruments. Any percentage limitations with respect to assets of the fund are applied at the time of purchase."

The following information replaces in its entirety the second and third paragraphs under the heading "INVESTMENT OBJECTIVE AND STRATEGIES - ALL FUNDS":

         "In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash or liquid assets. A larger position in cash or liquid assets could detract from the fund's objective, but could also reduce the fund's exposure in the event of a market downturn. For cash management purposes, the fund may also hold a portion of its assets in cash or liquid assets."

The following sentence replaces in its entirety the fourth paragraph under the heading "PRINCIPAL RISKS OF INVESTING IN THE FUND":

         "To the extent the fund holds cash or liquid assets rather than equity securities for risk management, the fund may not achieve its investment objective."

AIM SMALL CAP GROWTH FUND

The following information replaces in its entirety the second paragraph under the heading "INVESTMENT OBJECTIVE AND STRATEGIES - AIM SMALL CAP GROWTH FUND (SMALL CAP GROWTH)":

         "The fund seeks to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of small-cap companies. In complying with this 80% investment requirement, the fund will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The fund considers a company to be a small-cap company if it has a market capitalization, at the time of purchase, within the range of market capitalizations of companies included in the Russell 2000(R) Index. The Russell 2000 Index is a widely recognized, unmanaged index of common stocks that measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization."

The following information replaces the first sentence of the third paragraph under the heading "INVESTMENT OBJECTIVE AND STRATEGIES - AIM SMALL CAP GROWTH FUND (SMALL CAP GROWTH)":

         "The fund may also invest up to 20% of its net assets in equity securities of issuers that have market capitalizations, at the time of purchase, outside of the range of market capitalizations of companies included in the Russell 2000(R) Index, and in investment-grade non-convertible debt securities, U.S. government securities and high-quality money market instruments."

The following information replaces in its entirety the second paragraph under the heading "INVESTMENT OBJECTIVE AND STRATEGIES - ALL FUNDS":

         "In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash or the following liquid assets: money market instruments, shares of affiliated money market funds or high-quality debt obligations. As a result, the fund may not achieve its investment objective. For cash management purposes, the fund may also hold a portion of its assets in cash or such liquid assets."

The changes noted above for both funds become effective July 1, 2002.

                          INSTITUTIONAL CLASS SHARES OF

                              AIM BASIC VALUE FUND
                             AIM MID CAP EQUITY FUND
                            AIM SMALL CAP GROWTH FUND

                    (SERIES PORTFOLIOS OF AIM GROWTH SERIES)

                       Supplement dated May 1, 2002 to the
              Statement of Additional Information dated May 1, 2002


The Securities and Exchange Commission ("SEC") has adopted a rule that generally requires mutual funds with names suggesting a focus in a particular type of investment, industry or geographic region to invest at least 80% of their assets in such investment, industry or geographic region. In accordance with the requirements of this new SEC rule and the underlying statutory purposes of the rule, the Board of Trustees has approved the changes described in this supplement.

At a meeting held on February 7, 2002, the Board of Trustees of AIM Growth Series, on behalf of AIM Mid Cap Equity Fund, voted to change the fund's name to "AIM Mid Cap Core Equity Fund".

The Board of Trustees also approved the following new non-fundamental policies:

   o "AIM Mid Cap Core Equity Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, including convertible securities, of mid-cap companies. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions."

   o "AIM Small Cap Growth Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of small-cap companies. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions."

The changes noted above become effective July 1, 2002.